Investment properties (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of recognized in the Statements of Income
	06.30.2021	06.30.2020	06.30.2019
Rental and services income	11,034	17,131	21,937
Direct operating expenses	(4,430)	(12,141)	(12,156)
Development reimbursements / (expenses)	114	169	(131)
Net realized gain from fair value adjustment of investment properties (i) (ii)	10,821	1,703	-
Net unrealized (loss) / gain from fair value adjustment of investment properties	(18,591)	48,961	(58,231)

Schedule of fair value measurements of investment properties
				06.30.21 (i)		06.30.20 (i)		06.30.19 (i)
Description	Valuation technique	Parameters	Range fiscal year 2021 / 2019	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	13.53% / 12.10%	(3,840)	4,589	(6,387)	7,821	(4,906)	6,118
		Growth rate	2.4% / 3.0%	1,759	(1,472)	3,045	(2,486)	2,307	(1,850)
		Inflation	(*)	8,171	(6,740)	13,296	(10,938)	4,296	(3,932)
		Devaluation	(*)	(4,357)	5,325	(6,181)	7,555	(4,559)	5,571
Plot of land in Argentina (Level 3)	Comparable with incidence adjustment	Value per square meter (m2)	ARS 47,427 / (ARS 21,497)	3,493	(3,493)	3,243	(3,243)	2,007	(2,007)
		% of incidence	30% / (30%)	11,644	(11,644)	10,808	(10,808)	6,696	(6,696)

Schedule of investment properties
	June 30, 2021		June 30, 2020
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	109,543	232,233	59,942	441,012
Adjustments previous years (IFRS 16)	-	-	-	640
Additions	274	762	5,439	2,761
Capitalized leasing costs	13	9	6	24
Amortization of capitalized leasing costs (i)	(7)	(6)	(9)	(14)
Transfers / Reclassification to assets held for sale	(530)	-	6,836	(43,229)
Incorporation by business combination	-	-	-	366
Deconsolidation (ii)	-	(117,547)	(2,544)	(234,081)
Disposals	(21,426)	-	(2,613)	(20,145)
Currency translation adjustment	(12)	(12,356)	20	80,301
Net gain / (loss) from fair value adjustment	5,737	(13,535)	42,466	4,598
Fair value at the end of the year	93,592	89,560	109,543	232,233

Schedule of investment property of the Group
	30.06.2021	30.06.2020
Rental properties	125,506	289,412
Undeveloped parcels of land	54,183	41,356
Properties under development	3,463	11,008
TOTAL	183,152	341,776